Consolidated Balance Sheets - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 4,748,700	$ 3,905,799
Short-term investments, at fair value	2,110,065	3,174,724
Crypto assets, at fair value	221,817
Crypto assets, at cost	98,584
Prepaid expenses and other current assets	208,559	30,957
Total Current Assets	7,387,725	7,111,480
LONG-TERM ASSETS:
Prepaid expenses and other assets - non-current		59,145
Intangible assets, net	217,375	241,215
Total Long-Term Assets	217,375	300,360
Total Assets	7,605,100	7,411,840
CURRENT LIABILITIES:
Accounts payable and accrued expenses	578,081	1,583,895
Deferred revenue - current portion	72,102	72,102
Total Current Liabilities	650,183	1,655,997
LONG-TERM LIABILITIES:
Deferred revenue - long-term portion	649,476	721,578
Total Long-Term Liabilities	649,476	721,578
Total Liabilities	1,299,659	2,377,575
Commitment and Contingencies (see Note 8)
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.0001 par value, 5,000,000 shares authorized: none designated as of December 31, 2025 and 2024
Common stock, $0.0001 par value, 100,000,000 shares authorized; 13,318,273 and 4,484,456 shares issued and outstanding at December 31, 2025 and 2024, respectively	1,332	449
Additional paid-in capital	25,790,670	20,296,088
Accumulated other comprehensive income	5,828	2,419
Accumulated deficit	(19,492,389)	(15,264,691)
Total Stockholders’ Equity	6,305,441	5,034,265
Total Liabilities and Stockholders’ Equity	$ 7,605,100	$ 7,411,840